RULE 497 DOCUMENT

The interactive data file included as an exhibit to this filing relates to the Prospectus for VanEck NDR Managed Allocation Fund, a series of VanEck Funds, that was filed with the Securities and Exchange Commission pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on May 1, 2020 (Accession No. 0000768847-20-000033), which is incorporated herein by reference.